Cover	Aug. 24, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 24, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-55049
Entity Registrant Name	METAWORKS PLATFORMS, INC.
Entity Central Index Key	0001515139
Entity Tax Identification Number	27-3098487
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3250 Oakland Hills Court
Entity Address, City or Town	Fairfield
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94534
City Area Code	424
Local Phone Number	570.9446
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	CurrencyWorks Inc.